Location and Fair Value Amounts of Derivatives Not Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	¥ 630	¥ 425
Liability derivatives, Current Fair value	10,132	4,195
Asset derivatives, Long-term Fair value		79
Liability derivatives, Long-term Fair value	10,572	3,410
Lease Deposits And Other | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Asset derivatives, Long-term Fair value
Lease Deposits And Other | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Asset derivatives, Long-term Fair value		79
Lease Deposits And Other | Foreign currency options
Derivatives, Fair Value [Line Items]
Asset derivatives, Long-term Fair value
Deferred Income Taxes And Other | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value
Liability derivatives, Long-term Fair value	238	222
Deferred Income Taxes And Other | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	531	389
Liability derivatives, Long-term Fair value	10,334	3,188
Deferred Income Taxes And Other | Foreign currency options
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	99	36
Liability derivatives, Long-term Fair value
Accrued Expenses And Other | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Liability derivatives, Current Fair value	3	27
Accrued Expenses And Other | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Liability derivatives, Current Fair value	10,114	3,112
Accrued Expenses And Other | Foreign currency options
Derivatives, Fair Value [Line Items]
Liability derivatives, Current Fair value	¥ 15	¥ 1,056